LONG-TERM INCENTIVE COMPENSATION	12 Months Ended
Dec. 30, 2017
LONG-TERM INCENTIVE COMPENSATION
LONG-TERM INCENTIVE COMPENSATION

NOTE 12. LONG-TERM INCENTIVE COMPENSATION

Stock-Based Awards

Stock-Based Compensation

        We maintain various stock option and incentive plans and grant our annual stock-based compensation awards to eligible employees in February and non-employee directors in May. Certain awards granted to retirement-eligible employees vest in full upon retirement; awards to these employees are accounted for as fully vested on the date of grant.

        In April 2017, our shareholders approved our 2017 Incentive Award Plan (the "Equity Plan") to replace our Amended and Restated Stock Option and Incentive Plan. The Equity Plan, a long-term incentive plan for eligible employees and non-employee directors, allows us to grant stock-based compensation awards – including stock options, restricted stock units, performance units, and market-leveraged stock units – or a combination of these and other awards. Under the Equity Plan, the aggregate number of shares available for issuance is 5.4 million shares and each full value award is counted as 1.5 shares for purposes of the number of shares authorized for issuance. Full value awards include restricted stock units, performance units, and market-leveraged stock units.

        Stock-based compensation expense from continuing operations and the related recognized tax benefit were as follows:

(In millions)	2017	2016	2015

Stock-based compensation expense	$30.2	$27.2	$26.3
Tax benefit	4.3	8.5	8.2

        This expense was included in "Marketing, general and administrative expense" in the Consolidated Statements of Income.

        As of December 30, 2017, we had approximately $38 million of unrecognized compensation expense from continuing operations related to unvested stock-based awards, which is expected to be recognized over the remaining weighted-average requisite service period of approximately two years.

Stock Options

        Stock options granted to employees may be granted at no less than 100% of the fair market value of our common stock on the date of the grant and generally vest ratably over a four-year period. Options expire ten years from the date of grant.

        The fair value of stock options is estimated as of the date of grant using the Black-Scholes option-pricing model. This model requires input assumptions for our expected dividend yield, expected stock price volatility, risk-free interest rate and the expected option term. The following assumptions are used in estimating the fair value of granted stock options:

        Risk-free interest rate is based on the 52-week average of the Treasury-Bond rate that has a term corresponding to the expected option term.

        Expected stock price volatility represents an average of the implied and historical volatility.

        Expected dividend yield is based on the current annual dividend divided by the 12-month average of our monthly stock price prior to grant.

        Expected option term is determined based on historical experience under our stock option and incentive plans.

        The weighted-average grant date fair value per share for stock options granted in 2016 was $14.17. No stock options were granted in fiscal years 2017 and 2015.

        The underlying weighted-average assumptions used were as follows:

2016

Risk-free interest rate	1.75%
Expected stock price volatility	24.58%
Expected dividend yield	2.58%
Expected option term	6.5 years

        The following table sets forth stock option information during 2017:

	Number of options (in thousands)	Weighted-average exercise price	Weighted-average remaining contractual life (in years)	Aggregate intrinsic value (in millions)

Outstanding at December 31, 2016	1,115.2	$41.29	4.72	$32.8
Exercised	(571.6)	38.50

Outstanding at December 30, 2017	543.6	$44.22	4.94	$38.4
Options vested and expected to vest at December 30, 2017	527.4	43.30	4.83	37.7
Options exercisable at December 30, 2017	402.5	$33.79	3.72	$32.6

        The total intrinsic value of stock options exercised was $26.8 million in 2017, $31.7 million in 2016, and $43.3 million in 2015. We received approximately $22 million in 2017, $71 million in 2016, and $104 million in 2015 from the exercise of stock options. The tax benefit associated with these exercised options was $10.1 million in 2017, $11.3 million in 2016, and $15.6 million in 2015. The intrinsic value of a stock option is based on the amount by which the market value of the underlying stock exceeds the exercise price of the option.

Performance Units ("PUs")

        PUs are performance-based awards granted to eligible employees under our equity plans. PUs are payable in shares of our common stock at the end of a three-year cliff vesting period provided that certain performance objectives are achieved at the end of the period. Over the performance period, the estimated number of shares of our common stock issuable upon vesting is adjusted upward or downward based upon the probability of the achievement of the performance objectives established for the award. The actual number of shares issued can range from 0% to 200% of the target shares at the time of grant. The weighted-average grant date fair value for PUs was $82.15, $68.04, and $51.37 in 2017, 2016, and 2015, respectively.

        The following table summarizes information related to awarded PUs:

	Number of PUs (in thousands)	Weighted- average grant-date fair value

Unvested at December 31, 2016	490.8	$58.47
Granted at target	164.4	82.15
Adjustment for above-target performance (1)	114.2	48.59
Vested	(231.5)	48.26
Forfeited/cancelled	(52.8)	66.08

Unvested at December 30, 2017	485.1	$68.15

(1)	Reflects adjustments for awards vesting based on above-target performance for the 2014-2016 performance period.

        The fair value of vested PUs was $11.2 million in 2017, $13.8 million in 2016, and $12.2 million in 2015.

Market-Leveraged Stock Units ("MSUs")

        MSUs are performance-based awards granted to eligible employees under our equity plans. MSUs are payable in shares of our common stock over a four-year period provided that the performance objective is achieved as of the end of each vesting period. MSUs accrue dividend equivalents during the vesting period, which are earned and paid only at vesting provided that, at a minimum, threshold performance is achieved. The number of shares earned is based upon our absolute total shareholder return at each vesting date and can range from 0% to 200% of the target amount of MSUs subject to vesting. Each of the four vesting periods represents one tranche of MSUs and the fair value of each of these four tranches was determined using the Monte-Carlo simulation model, which utilizes multiple input variables, including expected stock price volatility and other assumptions, to estimate the probability of achieving the performance objective established for the award. The weighted-average grant date fair value for MSUs was $91.40, $72.93, and $56.46 in 2017, 2016, and 2015, respectively.

        The following table summarizes information related to awarded MSUs:

	Number of MSUs (in thousands)	Weighted- average grant-date fair value

Unvested at December 31, 2016	530.7	$62.09
Granted at target	123.7	91.40
Adjustments for above-target performance (1)	126.0	55.24
Vested	(342.0)	56.33
Forfeited/cancelled	(34.8)	71.15

Unvested at December 30, 2017	403.6	$70.07

(1)	Reflects adjustments for awards vesting based on above-target performance for each of the performance periods vesting in 2017.

        The fair value of vested MSUs was $19.3 million in 2017, $12.4 million in 2016, and $9.8 million in 2015.

Restricted Stock Units ("RSUs")

        RSUs are service-based awards granted to eligible employees under our equity plans, which generally vest ratably over a period of four years for employees. Prior to 2017, RSUs granted to non-employee directors under our equity plans vested ratably over a period of three years. Beginning in 2017, RSUs granted to non-employee directors generally vest over a period of one year. The vesting of RSUs is subject to continued service through the applicable vesting date. If that condition is not met, unvested RSUs are generally forfeited. The weighted-average grant date fair value for RSUs was $82.77, $67.66, and $53.29 in 2017, 2016, and 2015, respectively.

        The following table summarizes information related to awarded RSUs:

	Number of RSUs (in thousands)	Weighted- average grant-date fair value

Unvested at December 31, 2016	117.7	$58.87
Granted	74.5	82.77
Vested	(47.6)	55.72
Forfeited/cancelled	(4.2)	59.53

Unvested at December 30, 2017	140.4	$72.62

        The fair value of vested RSUs was $2.7 million, $5.3 million, and $8.4 million in 2017, 2016, and 2015, respectively.

Cash-Based Awards

Long-Term Incentive Units ("LTI Units")

        LTI Units are granted to eligible employees under our long-term incentive unit plan. LTI Units are service-based awards that generally vest ratably over a four-year period. The settlement value equals the number of vested LTI Units multiplied by the average of the high and low market prices of our common stock on the vesting date. The compensation expense related to these awards is amortized on a straight-line basis and the fair value is remeasured using the estimated percentage of units expected to be earned multiplied by the average of the high and low market prices of our common stock at each quarter-end.

        We also grant cash-based awards in the form of performance and market-leveraged LTI Units to eligible employees. Performance LTI Units are payable in cash at the end of a three-year cliff vesting period provided that certain performance objectives are achieved at the end of the performance period. Market-leveraged LTI Units are payable in cash and vest ratably over a period of four years. The number of performance and market-leveraged LTI Units earned at vesting is adjusted upward or downward based upon the probability of achieving the performance objectives established for the respective award and the actual number of units issued can range from 0% to 200% of the target units subject to vesting. The performance and market-leveraged LTI Units are remeasured using the estimated percentage of units expected to be earned multiplied by the average of the high and low market prices of our common stock at each quarter-end over their respective performance periods. The compensation expense related to performance LTI Units is amortized on a straight-line basis over their respective performance periods. The compensation expense related to market-leveraged LTI Units is amortized on a graded-vesting basis over their respective performance periods.

        The compensation expense from continuing operations related to LTI Units was $36.6 million in 2017, $23.8 million in 2016, and $27.1 million in 2015. This expense was included in "Marketing, general and administrative expense" in the Consolidated Statements of Income. The total recognized tax benefit related to LTI Units was $8.3 million in 2017, $7.8 million in 2016, and $8.6 million in 2015.